Income Taxes (Tables)	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Schedule of Components Of The Provision For Income Taxes
The differences arise from the following items:

	June 30, 2023 $	June 30, 2022 $
Tax recovery at statutory income tax rates	(3,076)	(4,743)
Permanent differences	(1,095)	802
Effect of rate differentials between jurisdictions	(127)	(345)
Effect of foreign exchange rates	66	445
Scientific research and development – ITC	(61)	(44)
Adjustment to prior year’s provision versus statutory tax returns	(106)	(2,332)
Other	13	196
Change in valuation allowance	4,386	6,021

	—	—

Schedule of Reconciliation Of Tax Computed At The Statutory Rates To The Income Tax Provision Recognized
Significant components of the Company’s deferred tax assets and deferred tax liabilities are shown below:

	June 30, 2023 $	June 30, 2022 $
Deferred tax assets:
Non-capital losses carried forward	29,204	25,541
Stock-based compensation	982	635
Capital losses carried forward	18	18
Financing costs	326	326
Bonus - compensation	37	85
Scientific research and development	895	803
Scientific research and development – Investment Tax Credits (“ITC”)	769	690
Capitalized research and development expenses	265	—

	32,496	28,098
Deferred tax liabilities:
Scientific research and development – ITC	(127)	(114)

	32,369	27,984
Valuation allowance	(32,369)	(27,984)

Net future tax assets	—	—

TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Schedule of Components Of The Provision For Income Taxes	The components of the provision for income taxes are as follows: Tax expense (benefit):

	2023	2022
Current	$—	$—
Deferred	—	—

Total provision (benefit) for income taxes	$—	$—

Schedule of Carrying Amount Of Assets And Liabilities For Financial Reporting
As of December 31, 2023, and 2022, the Company had temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and their respective income tax bases, measured by enacted state and federal tax rates, as follows:

	2023	2022
Book Income (Loss) - Pre-Tax	29,317,000	9,358,000
Statutory rate	$6,157,000	$1,967,000
State Tax Rate	1,274,000	407,000
Permanent and other items	(43,000)	42,000
R&D Credit	357,000	427,000
Change in valuation allowance	(7,745,000)	(2,843,000)

	$—	$—

Schedule of Reconciliation Of Tax Computed At The Statutory Rates To The Income Tax Provision Recognized
The following is a reconciliation of tax computed at the statutory rates to the income tax provision recognized in the consolidated financial statements for the years ended December 31:

	2023	2022
Deferred tax assets (liabilities):
Net operating loss carryforward	$11,144,000	$9,539,000
Intangible assets	3,909,000	—
Section 174 R&D	3,506,000	1,745,000
Accrued expenses	359,000	286,000
Basis differences	(13,000)	26,000
Stock compensation expense	589,000	510,000
Research and development credit	1,808,000	1,451,000

Total deferred tax assets, net	21,302,000	13,557,000
Less valuation allowance	(21,302,000)	(13,557,000)

Total net deferred tax assets	$—	$—